Pension and Other Post-Retirement Benefits And Employee Benefits - Fair Value Measurements of Investments Held by Retirement Plan (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	$ 261,030
Common Stock | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	31,401
Money Market | Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	5,237
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	33,722
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common Stock | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	31,401
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market | Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	2,321
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	227,308
Significant Other Observable Inputs (Level 2) | Money Market | Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	2,916
Large-Cap Value | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	23,206	[1]
Large-Cap Value | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	23,206	[1]
Large-Cap Growth | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	22,997	[2]
Large-Cap Growth | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	22,997	[2]
Large-Cap Core | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	15,146	[3]
Large-Cap Core | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	15,146	[3]
United States Mid Cap Value | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	4,509	[4]
United States Mid Cap Value | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	4,509	[4]
Mid Cap Growth | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	6,316	[5]
Mid Cap Growth | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	6,316	[5]
Mid Cap Core | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	5,113	[6]
Mid Cap Core | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	5,113	[6]
US Small-Cap Value | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,307	[7]
US Small-Cap Value | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,307	[7]
Small Cap Value Growth | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	8,674	[8]
Small Cap Value Growth | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	8,674	[8]
Small-Cap Core | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,400	[9]
Small-Cap Core | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,400	[9]
International Equity | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	32,248	[10]
International Equity | Significant Other Observable Inputs (Level 2) | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	32,248	[10]
U.S. Core | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	74,523	[11]
U.S. Core | Significant Other Observable Inputs (Level 2) | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	74,523	[11]
Intermediate Duration | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	24,953	[12]
Intermediate Duration | Significant Other Observable Inputs (Level 2) | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	$ 24,953	[12]

[1]	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.
[2]	This category seeks long-term capital appreciation by investing primarily in large growth companies based in the U.S.
[3]	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.
[4]	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Value Index.
[5]	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Growth Index.
[6]	This category seeks to track the performance of the S&P Midcap 400 Index.
[7]	This category consists of a selection of investments based on the Russell 2000 Value Index.
[8]	This category consists of a mutual fund invested in small cap growth companies along with a fund invested in a selection of investments based on the Russell 2000 Growth Index.
[9]	This category consists of a mutual fund investing in readily marketable securities of U.S. companies with market capitalizations within the smallest 10% of the market universe, or smaller than the 1000th largest US company.
[10]	This category invests primarily in medium to large non-US companies in developed and emerging markets. Under normal circumstances, at least 80% of total assets will be invested in equity securities, including common stocks, preferred stocks, and convertible securities.
[11]	This category currently includes equal investments in three mutual funds, two of which usually hold at least 80% of fund assets in investment grade fixed income securities, seeking to outperform the Barclays US Aggregate Bond Index while maintaining a similar duration to that index. The third fund targets investments of 50% or more in mortgage-backed securities guaranteed by the US government and its agencies.
[12]	This category consists of a mutual fund which invest in a diversified portfolio of high-quality bonds and other fixed income securities, including U.S. Government obligations, mortgage-related and asset backed securities, corporate and municipal bonds, CMOs, and other securities mostly rated A or better.